Summary of Significant Accounting Policies - Warrant Liabilities (Details) - $ / shares		12 Months Ended
	Jan. 13, 2022	Jun. 30, 2023	Jun. 30, 2022
Summary of Significant Accounting Policies
Warrants issued (in shares)		2,166,229
Common stock, par value (in dollars per share)		$ 0	$ 0
Exercise price of warrants or rights		$ 0.0001
Number of warrants exercised		992,856
Number of warrants outstanding		10,441,504	9,278,277
Affiliates [Member] | Minimum
Summary of Significant Accounting Policies
Equity method investment, ownership percentage		10.00%
Affiliates [Member] | Maximum
Summary of Significant Accounting Policies
Equity method investment, ownership percentage		20.00%
Other warrant liabilities
Summary of Significant Accounting Policies
Warrants issued (in shares)		2,166,229
Common stock, par value (in dollars per share)		$ 0.0001
Number of warrants outstanding		1,173,373
Public Warrants And Private Placement Warrants
Summary of Significant Accounting Policies
Percentage of shares accepted by holders of more than outstanding shares of the Company's ordinary shares		50.00%
Sponsor of DCRN | Public Warrants
Summary of Significant Accounting Policies
Number of warrants exercised		10,146	4,379,462
Number of warrants outstanding		9,026,984
Sponsor of DCRN | Public Warrants | IPO And Over-Allotment
Summary of Significant Accounting Policies
Sale of Stock, Number of Shares Issued in Transaction	13,416,592
Sponsor of DCRN | Private Placement Warrants
Summary of Significant Accounting Policies
Number of warrants exercised		0	8,125,520
Number of warrants outstanding		241,147
Sponsor of DCRN | Private Placement Warrants | IPO And Over-Allotment
Summary of Significant Accounting Policies
Sale of Stock, Number of Shares Issued in Transaction	8,366,667
Sponsor of DCRN | Public Warrants And Private Placement Warrants | IPO And Over-Allotment
Summary of Significant Accounting Policies
Common stock, par value (in dollars per share)	$ 0.0001
Exercise price of warrants or rights	$ 10.00